Income Taxes (Reconciliation of Income Tax Expense at Effective Statutory Tax Rate to Actual Income Tax Expense) (Detail)	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Reconciliation Of Income Tax Expense Benefit And Statutory Federal Tax Rate [Line Items]
Effective statutory tax rate	30.62%	30.62%	30.62%
Income not subject to tax	(0.58%)	(14.23%)	4.21%
Expenses not deductible for tax purposes	0.08%	1.63%	(0.34%)
Tax rate differentials of subsidiaries	(0.92%)	(12.95%)	3.31%
Change in valuation allowance	(2.34%)	(5.95%)	(6.68%)	[1]
Change in undistributed earnings of subsidiaries	0.52%	8.32%	(2.22%)
Noncontrolling interest income (loss) of consolidated VIEs	(5.35%)	(15.48%)	(2.10%)
Effect of enacted change in tax rates	0.00%	(0.05%)	0.01%
Reversal of outside basis differences	0.00%	0.00%	50.59%	[1]
Foreign tax credit and payments	3.80%	55.14%	(16.59%)
Income excluded from taxable income of enterprise tax	(1.04%)	(14.96%)	2.86%
Controlled foreign company rules	0.06%	2.68%	(1.66%)
Other	1.34%	16.04%	(3.86%)
Effective income tax rate	26.19%	50.81%	58.15%

[1]	These amounts for the fiscal year ended March 31, 2022 mainly represent the reversal of an outside basis difference related to the share buyback conducted by MHSC in response to improving the capital position and aligning to the MHFG Group’s capital policy and the related increase in the valuation allowance.